Common Stock Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Common Stock Warrants

NOTE 10 – COMMON STOCK WARRANTS

As of September 30, 2016, the Company had a warrant to purchase 100,000 shares of common stock outstanding with an exercise of $0.40 per share.  The warrant expires in March 2019. A summary of common stock warrants activity for the nine months ended September 30, 2016 is as follows:

		Weighted Average
	Number	Exercise Price

Warrants outstanding December 31, 2015	1,127,000	$0.94
Granted	100,000	$0.40
Exercised	(42,000)	$0.50
Forfeited	(1,085,000)	$0.96
Warrants outstanding September 30, 2016	100,000	$0.40
Warrants exercisable as of September 30, 2016	100,000	$0.40

During the nine months ended September 30, 2016, the Company issued a three-year warrant to purchase 100,000 shares at an exercise price of $0.40 per share in connection with a $200,000 Convertible Promissory Note (see Note 6).  During the three months ended June 30, 2016, warrants totaling 42,000 shares of common stock were exercised at $0.50 per share.  The Company received $21,000 when the warrant shares were exercised.  Warrants outstanding as of December 31, 2015, which were not exercised, were forfeited on June 30, 2016 when acquiring Xing.

NOTE 13 – COMMON STOCK WARRANTS

Successor

As of December 31, 2015, the Company had warrants to purchase 1,127,000 shares of common stock outstanding, with exercise prices between $0.50 and $1.00 and expiration dates between September 2016 and October 2019. A summary of common stock warrants activity for the nine months ended December 31, 2015 is as follows:

		Weighted Average
	Number	Exercise Price

Warrants outstanding March 31, 2015	1,025,000	$0.99
Granted	102,000	0.50
Exercised	-	-
Forfeited	-	-
Warrants outstanding December 31, 2015	1,127,000	$0.94
Warrants exercisable as of December 31, 2015	1,127,000	$0.94

Predecessor

Common Stock Options

A summary of stock option activity for the three months ended March 31, 2015 (Predecessor) and the year ended December 31, 2014 (Predecessor) is as follows:

	Number	Weighted Average Exercise price

Options outstanding December 31, 2013	875,042	$.16
Granted	-	-
Exercised	-	-
Forfeited	-	-
Options outstanding December 31, 2014	875,042	$.16
Granted	-	-
Exercised	-	-
Forfeited	-	-
Options outstanding March 31, 2015	875,042	$.16
Options exercisable March 31, 2015	468,792	$.16

As of March 31, 2015 and December 31, 2014, the range of exercise prices of the outstanding options was $0.05 to $.25 per share. Of the total options outstanding, 375,042 options were granted at $0.05 per share and are fully vested as of December 31, 2014 and 500,000 options were granted at $.25 per share with a vesting rate of 6.25% per quarter from July 14, 2014. The relative fair value of the options was determined to be nominal.

Common Stock Warrants

A summary of stock option warrants activity for the three months ended March 31, 2015 (Predecessor) and the year ended December 31, 2014 (Predecessor) is as follows:

		Weighted Average
	Number	Exercise price

Warrants outstanding December 31, 2013	-	$-
Granted	60,000	-
Exercised	-	-
Forfeited	-	-
Warrants outstanding December 31, 2014	60,000	$-
Granted	-	-
Exercised	-
Forfeited	-	-
Warrants outstanding March 31, 2015	60,000	$-
Warrants exercisable March 31, 2015	60,000	$-

During the year ended December 31, 2014, the Predecessor issued an aggregate of 60,000 common stock warrants to purchase shares of common stock at $0.01 in connection with borrowings from related party shareholders and officers of the Predecessor. The relative fair value of the common stock warrants was determined to be nominal.